Investment Portfolio	as of January 31, 2020 (Unaudited)

DWS Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 97.2%
Communication Services 24.4%
Altice Financing SA, 144A, 5.0%, 1/15/2028		2,135,000	2,095,524
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	1,126,198
144A, 5.5%, 1/15/2028		1,470,000	1,501,267
144A, 7.375%, 5/1/2026		5,325,000	5,671,551
144A, 8.125%, 2/1/2027		1,388,000	1,551,090
Altice Luxembourg SA, 144A, 10.5%, 5/15/2027		2,110,000	2,439,793
C&W Senior Financing DAC, 144A, 6.875%, 9/15/2027		1,130,000	1,213,337
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		1,015,000	1,061,944
144A, 5.125%, 5/1/2027		1,535,000	1,604,152
144A, 5.375%, 6/1/2029		1,085,000	1,160,950
144A, 5.5%, 5/1/2026		1,970,000	2,058,650
144A, 5.75%, 2/15/2026		4,400,000	4,617,096
144A, 5.875%, 5/1/2027		540,000	568,922
CenturyLink, Inc.:
144A, 4.0%, 2/15/2027		865,000	872,093
144A, 5.125%, 12/15/2026		5,249,000	5,406,470
5.625%, 4/1/2025		1,650,000	1,749,000
Series W, 6.75%, 12/1/2023		75,000	83,156
Series Y, 7.5%, 4/1/2024		450,000	507,749
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		2,755,000	2,837,650
144A, 9.25%, 2/15/2024		926,000	1,008,183
CommScope, Inc.:
144A, 5.5%, 3/1/2024		495,000	508,613
144A, 8.25%, 3/1/2027		1,110,000	1,140,525
Connect Finco SARL, 144A, 6.75%, 10/1/2026		1,000,000	1,058,750
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		1,500,000	1,591,875
144A, 5.75%, 1/15/2030		1,195,000	1,284,649
144A, 6.5%, 2/1/2029		1,425,000	1,583,317
144A, 7.5%, 4/1/2028		1,200,000	1,365,240
Diamond Sports Group LLC:
144A, 5.375%, 8/15/2026		2,364,000	2,354,785
144A, 6.625%, 8/15/2027 (b)		400,000	374,000
DISH DBS Corp.:
5.875%, 11/15/2024		1,880,000	1,902,428
7.75%, 7/1/2026		1,400,000	1,470,000
Entercom Media Corp.:
144A, 6.5%, 5/1/2027		1,441,000	1,542,454
144A, 7.25%, 11/1/2024		700,000	735,875
Frontier Communications Corp., 144A, 8.0%, 4/1/2027		1,835,000	1,915,373
Intelsat Connect Finance SA, 144A, 9.5%, 2/15/2023 (b)		1,050,000	535,500
Intelsat Jackson Holdings SA, 144A, 8.5%, 10/15/2024		2,887,000	2,425,080
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		1,710,000	1,808,393
Level 3 Financing, Inc.:
144A, 4.625%, 9/15/2027		2,024,000	2,079,700
5.25%, 3/15/2026		900,000	936,090

Netflix, Inc.:
3.625%, 5/15/2027	EUR	500,000	591,151
REG S, 3.625%, 6/15/2030	EUR	2,250,000	2,588,613
4.625%, 5/15/2029	EUR	2,500,000	3,088,925
4.875%, 4/15/2028		1,000,000	1,070,000
Nexstar Broadcasting, Inc., 144A, 5.625%, 7/15/2027		475,000	499,591
Outfront Media Capital LLC:
144A, 4.625%, 3/15/2030		280,000	288,400
144A, 5.0%, 8/15/2027		1,200,000	1,256,880
Quebecor Media, Inc., 5.75%, 1/15/2023		1,500,000	1,612,500
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,335,000	1,410,094
Sirius XM Radio, Inc., 144A, 5.5%, 7/1/2029		1,380,000	1,485,087
Sprint Capital Corp.:
6.875%, 11/15/2028		2,860,000	2,910,050
8.75%, 3/15/2032		760,000	841,700
Sprint Corp.:
7.125%, 6/15/2024		1,175,000	1,213,599
7.625%, 3/1/2026		705,000	735,773
T-Mobile U.S.A., Inc., 4.75%, 2/1/2028		1,800,000	1,914,750
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,350,000	1,574,505
Telecom Italia SpA:
REG S, 2.5%, 7/19/2023	EUR	1,000,000	1,172,820
144A, 5.303%, 5/30/2024		7,550,000	8,229,500
Telefonica Europe BV, REG S, 5.875%, Perpetual (c)	EUR	2,400,000	3,083,159
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	2,120,000
Telesat Canada:
144A, 4.875%, 6/1/2027		1,285,000	1,320,145
144A, 6.5%, 10/15/2027		1,500,000	1,571,250
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	225,000	260,566
144A, 5.375%, 1/15/2025		1,200,000	1,228,824
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		1,275,000	1,296,930
144A, 5.625%, 4/15/2027		925,000	968,845
Videotron Ltd., 144A, 5.125%, 4/15/2027		2,550,000	2,671,648
Virgin Media Finance PLC:
144A, 4.5%, 1/15/2025	EUR	1,000,000	1,134,158
REG S, 4.5%, 1/15/2025	EUR	750,000	850,619
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		790,000	828,528
144A, 5.5%, 5/15/2029		2,805,000	2,952,262
Vodafone Group PLC, 7.0%, 4/4/2079		1,345,000	1,585,780
Ziggo Bond Co. BV, 144A, 4.625%, 1/15/2025	EUR	870,000	983,846
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,216,009
144A, 4.875%, 1/15/2030		1,285,000	1,323,252
Ziggo Secured Finance BV, 144A, 5.5%, 1/15/2027		5,400,000	5,724,000
			129,351,181
Consumer Discretionary 16.3%
1011778 BC Unlimited Liability Co.:
144A, 3.875%, 1/15/2028		4,860,000	4,890,861
144A, 4.375%, 1/15/2028		1,315,000	1,318,156
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	510,000	549,778
Ahern Rentals, Inc., 144A, 7.375%, 5/15/2023		335,000	265,488
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025		1,015,000	1,037,340
6.25%, 3/15/2026		655,000	666,463
American Builders & Contractors Supply Co., Inc., 144A, 4.0%, 1/15/2028		1,503,000	1,515,385
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,205,000	1,241,150
Ashtead Capital, Inc., 144A, 5.25%, 8/1/2026		1,595,000	1,698,675
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026 (b)		280,000	287,700
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		2,310,000	2,396,625
Boyd Gaming Corp.:
144A, 4.75%, 12/1/2027		570,000	582,825
6.0%, 8/15/2026		1,190,000	1,264,375
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		990,000	1,032,075
144A, 6.5%, 6/1/2026		2,575,000	2,729,500
Dana, Inc.:
5.375%, 11/15/2027		505,000	520,781
5.5%, 12/15/2024		420,000	430,819
EC Finance PLC, 144A, 2.375%, 11/15/2022	EUR	690,000	767,552
EVOCA SpA, 144A, 3-month EURIBOR + 4.250% floor, 4.25% **, 11/1/2026	EUR	530,000	593,071
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		745,000	746,862
5.25%, 4/15/2023		5,670,000	6,066,900
HD Supply, Inc., 144A, 5.375%, 10/15/2026		725,000	768,500
Hertz Corp., 144A, 6.0%, 1/15/2028		1,020,000	1,028,925
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,150,000	1,216,125
IAA, Inc., 144A, 5.5%, 6/15/2027		630,000	668,525
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		1,250,000	1,278,125
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,082,012
M/I Homes, Inc., 144A, 4.95%, 2/1/2028		1,270,000	1,308,100
Mattel, Inc., 144A, 6.75%, 12/31/2025		2,775,000	2,976,187
Meritor, Inc., 6.25%, 2/15/2024		425,000	435,625
MGM Resorts International, 5.5%, 4/15/2027		900,000	990,000
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	797,164
NCL Corp. Ltd., 144A, 3.625%, 12/15/2024		2,760,000	2,739,300
Newell Brands, Inc., 4.2%, 4/1/2026		4,155,000	4,339,078
Panther BF Aggregator 2 LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	2,136,140
REG S, 4.375%, 5/15/2026	EUR	1,850,000	2,113,294
144A, 6.25%, 5/15/2026		430,000	461,219
144A, 8.5%, 5/15/2027		500,000	537,500
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		480,000	503,810
PetSmart, Inc.:
144A, 7.125%, 3/15/2023		3,125,000	3,113,281
144A, 8.875%, 6/1/2025 (b)		800,000	822,000
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		580,000	606,100
PulteGroup, Inc., 6.375%, 5/15/2033		870,000	1,052,700
Rite Aid Corp., 144A, 6.125%, 4/1/2023		345,000	314,813
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028		1,515,000	1,598,764
Sonic Automotive, Inc., 6.125%, 3/15/2027		305,000	324,063
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		260,000	270,180
Staples, Inc.:
144A, 7.5%, 4/15/2026		1,950,000	1,997,580
144A, 10.75%, 4/15/2027		1,400,000	1,422,820
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		2,295,000	2,492,944
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	305,250
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/2028		1,425,000	1,560,375
Tesla, Inc., 144A, 5.3%, 8/15/2025 (b)		2,595,000	2,621,002
Toll Brothers Finance Corp., 4.35%, 2/15/2028		500,000	526,250
TRI Pointe Group, Inc., 5.25%, 6/1/2027		415,000	440,938
United Rentals North America, Inc.:
4.625%, 10/15/2025		1,500,000	1,532,812
5.25%, 1/15/2030		1,000,000	1,073,500
6.5%, 12/15/2026		1,050,000	1,140,562
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		1,500,000	1,556,250
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		3,220,000	3,300,661
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	377,400
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		1,215,000	1,266,637
Yum! Brands, Inc., 144A, 4.75%, 1/15/2030		280,000	299,250
			85,998,142
Consumer Staples 5.0%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		2,160,000	2,189,981
144A, 4.875%, 2/15/2030 (d)		530,000	544,034
144A, 5.875%, 2/15/2028		530,000	565,775
Casino Guichard Perrachon SA, REG S, 1.865%, 6/13/2022	EUR	800,000	862,894
Cott Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	2,878,105
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		5,400,000	5,602,500
Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027		245,000	258,475
JBS Investments II GmbH:
144A, 5.75%, 1/15/2028		521,000	550,025
REG S, 6.25%, 2/5/2023		211,000	212,846
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		980,000	1,058,400
144A, 5.75%, 6/15/2025		3,215,000	3,329,132
144A, 6.5%, 4/15/2029		1,585,000	1,775,200
144A, 6.75%, 2/15/2028		1,930,000	2,137,475
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,471,119
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		365,000	375,038
144A, 5.875%, 9/30/2027		1,125,000	1,193,287
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		545,000	562,713
144A, 5.5%, 12/15/2029		880,000	931,612
			26,498,611
Energy 12.2%
Antero Midstream Partners LP:
5.375%, 9/15/2024		675,000	597,713
144A, 5.75%, 3/1/2027		605,000	471,719
144A, 5.75%, 1/15/2028		770,000	598,829
Archrock Partners LP:
144A, 6.25%, 4/1/2028		1,540,000	1,584,275
144A, 6.875%, 4/1/2027		845,000	901,366
Ascent Resources Utica Holdings LLC, 144A, 10.0%, 4/1/2022		770,000	754,600
Cheniere Energy Partners LP:
144A, 4.5%, 10/1/2029		3,039,000	3,092,182
5.625%, 10/1/2026		600,000	628,501
Chesapeake Energy Corp., 144A, 11.5%, 1/1/2025		546,000	439,366
Crestwood Midstream Partners LP:
144A, 5.625%, 5/1/2027		1,100,000	1,106,930
6.25%, 4/1/2023		1,620,000	1,634,823
DCP Midstream Operating LP, 5.375%, 7/15/2025		2,772,000	3,025,278
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		285,000	292,481
144A, 5.75%, 1/30/2028		285,000	296,400
EnLink Midstream Partners LP, 4.4%, 4/1/2024		2,300,000	2,195,925
Genesis Energy LP:
6.25%, 5/15/2026		975,000	931,008
6.5%, 10/1/2025		710,000	692,250
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		1,345,000	1,223,950
144A, 5.75%, 10/1/2025		1,135,000	1,026,233
Holly Energy Partners LP, 144A, 5.0%, 2/1/2028 (d)		1,400,000	1,422,316
Matador Resources Co., 5.875%, 9/15/2026		985,000	964,118
MEG Energy Corp.:
144A, 6.5%, 1/15/2025		416,000	435,760
144A, 7.125%, 2/1/2027		910,000	901,182
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029		985,000	1,029,325
5.625%, 5/1/2027		405,000	435,375
NuStar Logistics LP:
5.625%, 4/28/2027		1,488,000	1,532,640
6.0%, 6/1/2026		2,090,000	2,199,098
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		3,377,000	3,241,920
6.875%, 1/15/2023 (b)		360,000	340,538
Parkland Fuel Corp., 144A, 5.875%, 7/15/2027		2,830,000	2,998,951
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		180,000	184,500
144A, 5.375%, 1/15/2025		1,550,000	1,594,748
144A, 5.625%, 10/15/2027		1,020,000	1,073,550
144A, 6.25%, 6/1/2024		1,250,000	1,293,750
PBF Holding Co. LLC, 144A, 6.0%, 2/15/2028		635,000	649,351
Precision Drilling Corp.:
6.5%, 12/15/2021		268,000	267,665
144A, 7.125%, 1/15/2026		885,000	840,750
Range Resources Corp., 5.0%, 8/15/2022 (b)		1,220,000	1,153,144
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		3,160,000	2,938,800
SM Energy Co., 6.625%, 1/15/2027		585,000	529,425
Southwestern Energy Co.:
6.2%, 1/23/2025		484,000	402,930
7.75%, 10/1/2027		250,000	208,750
Sunoco LP:
5.5%, 2/15/2026		1,015,000	1,044,191
5.875%, 3/15/2028		285,000	303,197
6.0%, 4/15/2027		394,000	415,658
Targa Resources Partners LP:
5.0%, 1/15/2028		3,340,000	3,398,450
5.375%, 2/1/2027		1,850,000	1,919,375
144A, 5.5%, 3/1/2030		810,000	835,394
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/2030		1,210,000	1,275,050
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		1,500,000	1,567,500
USA Compression Partners LP:
6.875%, 4/1/2026		1,133,000	1,178,320
6.875%, 9/1/2027		960,000	1,000,704
Whiting Petroleum Corp., 5.75%, 3/15/2021		605,000	565,675
WPX Energy, Inc.:
4.5%, 1/15/2030		1,215,000	1,222,557
5.25%, 9/15/2024		760,000	796,100
5.25%, 10/15/2027		915,000	956,175
			64,610,761
Financials 1.9%
AG Issuer LLC, 144A, 6.25%, 3/1/2028 (d)		290,000	290,000
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026		645,000	704,118
Intesa Sanpaolo SpA:
144A, 5.017%, 6/26/2024		900,000	955,684
144A, 5.71%, 1/15/2026		2,100,000	2,327,337
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027		240,000	244,200
Navient Corp.:
5.0%, 3/15/2027		560,000	558,600
6.75%, 6/25/2025 (b)		1,610,000	1,750,875
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		945,000	1,010,885
Springleaf Finance Corp.:
5.375%, 11/15/2029		1,500,000	1,559,850
6.625%, 1/15/2028		285,000	320,625
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		465,000	481,275
			10,203,449
Health Care 7.4%
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		2,925,000	3,308,906
144A, 9.25%, 4/1/2026		710,000	810,288
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028		990,000	1,002,375
144A, 5.25%, 1/30/2030		750,000	764,063
144A, 5.75%, 8/15/2027		845,000	904,065
144A, 5.875%, 5/15/2023		40,000	40,350
144A, 6.125%, 4/15/2025		3,685,000	3,790,465
144A, 6.5%, 3/15/2022		2,030,000	2,067,677
144A, 7.0%, 3/15/2024		2,750,000	2,850,925
144A, 7.0%, 1/15/2028		325,000	352,021
144A, 7.25%, 5/30/2029		155,000	174,718
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,085,000	1,142,125
Centene Corp.:
144A, 4.25%, 12/15/2027		820,000	854,850
144A, 4.625%, 12/15/2029		1,970,000	2,117,553
144A, 5.375%, 6/1/2026		770,000	819,087
144A, 5.375%, 8/15/2026		1,090,000	1,158,125
Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/2028		2,445,000	2,480,648
Community Health Systems, Inc.:
6.25%, 3/31/2023		2,548,000	2,598,960
144A, 8.0%, 3/15/2026		860,000	896,292
144A, 8.125%, 6/30/2024 (b)		600,000	539,094
Encompass Health Corp.:
4.5%, 2/1/2028		380,000	391,415
4.75%, 2/1/2030		318,000	330,720
Ortho-Clinical Diagnostics, Inc., 144A, 7.25%, 2/1/2028		1,275,000	1,297,478
Select Medical Corp., 144A, 6.25%, 8/15/2026		2,445,000	2,637,739
Tenet Healthcare Corp.:
144A, 4.875%, 1/1/2026		1,710,000	1,773,056
144A, 5.125%, 11/1/2027		1,910,000	2,010,275
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		406,000	398,489
144A, 7.125%, 1/31/2025		1,260,000	1,326,175
Teva Pharmaceutical Finance Netherlands Il BV, 144A, 6.0%, 1/31/2025	EUR	190,000	225,464
			39,063,398
Industrials 7.0%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,439,000	2,432,902
144A, 6.0%, 10/15/2022		1,287,000	1,261,260
144A, 7.875%, 4/15/2027		2,876,000	2,724,866
Builders Firstsource, Inc., 144A, 6.75%, 6/1/2027		140,000	153,328
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		235,000	249,100
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		970,000	984,589
Clean Harbors, Inc.:
144A, 4.875%, 7/15/2027		525,000	552,510
144A, 5.125%, 7/15/2029		250,000	266,250
Colfax Corp.:
144A, 6.0%, 2/15/2024		170,000	178,979
144A, 6.375%, 2/15/2026		760,000	816,050
DAE Funding LLC:
144A, 4.5%, 8/1/2022		67,000	68,173
144A, 5.0%, 8/1/2024		173,000	181,001
144A, 5.75%, 11/15/2023		1,700,000	1,785,000
Energizer Holdings, Inc.:
144A, 5.5%, 6/15/2025		945,000	975,713
144A, 7.75%, 1/15/2027		840,000	926,142
EnerSys, 144A, 4.375%, 12/15/2027		790,000	788,025
GFL Environmental, Inc.:
144A, 5.125%, 12/15/2026		430,000	442,836
144A, 7.0%, 6/1/2026		1,240,000	1,292,328
Itron, Inc., 144A, 5.0%, 1/15/2026		1,100,000	1,144,000
Korn Ferry, 144A, 4.625%, 12/15/2027		260,000	261,001
LKQ European Holdings BV, 144A, 3.625%, 4/1/2026	EUR	1,600,000	1,836,852
Masonite International Corp., 144A, 5.375%, 2/1/2028		2,616,000	2,754,157
Moog, Inc., 144A, 4.25%, 12/15/2027		1,450,000	1,486,467
OI European Group BV, 144A, 4.0%, 3/15/2023		4,560,000	4,628,400
Prime Security Services Borrower LLC:
144A, 6.25%, 1/15/2028		1,355,000	1,338,401
144A, 9.25%, 5/15/2023		6,000	6,285
Sensata Technologies, Inc., 144A, 4.375%, 2/15/2030		250,000	253,388
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,379,749
Summit Materials LLC, 6.125%, 7/15/2023		705,000	712,050
Tennant Co., 5.625%, 5/1/2025		170,000	177,438
TransDigm, Inc.:
144A, 5.5%, 11/15/2027		1,500,000	1,509,225
144A, 6.25%, 3/15/2026		2,675,000	2,884,987
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		559,000	576,581
			37,028,033
Information Technology 3.1%
Camelot Finance SA, 144A, 4.5%, 11/1/2026		1,745,000	1,775,537
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		565,000	584,775
CDK Global, Inc., 144A, 5.25%, 5/15/2029		670,000	716,900
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		1,210,000	1,232,361
Go Daddy Operating Co. LLC, 144A, 5.25%, 12/1/2027		1,395,000	1,463,006
InterXion Holding NV, REG S, 4.75%, 6/15/2025	EUR	3,100,000	3,688,688
IQVIA, Inc.:
144A, 2.25%, 1/15/2028	EUR	510,000	573,869
REG S, 3.25%, 3/15/2025	EUR	1,000,000	1,125,685
144A, 5.0%, 5/15/2027		600,000	633,024
MTS Systems Corp., 144A, 5.75%, 8/15/2027		256,000	268,800
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		200,000	199,970
144A, 8.25%, 2/1/2028		320,000	328,800
PTC, Inc.:
144A, 3.625%, 2/15/2025 (d)		600,000	605,250
144A, 4.0%, 2/15/2028 (d)		1,200,000	1,212,000
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		310,000	345,278
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		660,000	698,148
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		1,105,000	1,150,305
			16,602,396
Materials 13.7%
Ardagh Packaging Finance PLC:
144A, 4.125%, 8/15/2026		2,395,000	2,463,861
144A, 5.25%, 8/15/2027		855,000	896,681
144A, 6.0%, 2/15/2025		3,625,000	3,788,125
Axalta Coating Systems Dutch Holding B BV, REG S, 3.75%, 1/15/2025	EUR	1,525,000	1,717,306
Berry Global, Inc.:
144A, 4.875%, 7/15/2026		915,000	956,040
144A, 5.625%, 7/15/2027		140,000	148,750
Cascades, Inc.:
144A, 5.125%, 1/15/2026		335,000	345,888
144A, 5.375%, 1/15/2028		395,000	408,707
CF Industries, Inc., 5.15%, 3/15/2034		830,000	958,650
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	1,005,642
5.375%, 5/15/2027		700,000	607,250
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		313,000	325,520
Constellium SE:
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,638,394
144A, 4.625%, 5/15/2021	EUR	766,667	850,314
144A, 5.75%, 5/15/2024		425,000	435,625
144A, 5.875%, 2/15/2026		485,000	500,763
144A, 6.625%, 3/1/2025		2,500,000	2,578,125
Element Solutions, Inc., 144A, 5.875%, 12/1/2025		650,000	671,853
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		1,157,000	1,116,505
144A, 6.875%, 3/1/2026		1,640,000	1,582,600
144A, 7.25%, 4/1/2023		1,259,000	1,250,344
144A, 7.5%, 4/1/2025		1,381,000	1,360,285
Freeport-McMoRan, Inc.:
5.0%, 9/1/2027		2,060,000	2,132,203
5.25%, 9/1/2029 (b)		2,390,000	2,533,400
Graphic Packaging International LLC, 144A, 4.75%, 7/15/2027		255,000	275,400
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		2,585,000	2,614,081
144A, 7.625%, 1/15/2025		1,895,000	1,913,950
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		380,000	387,600
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	650,000	734,253
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		835,000	896,815
Mauser Packaging Solutions Holding Co.:
REG S, 4.75%, 4/15/2024	EUR	500,000	566,247
144A, 7.25%, 4/15/2025		1,885,000	1,875,575
Mercer International, Inc.:
5.5%, 1/15/2026		510,000	515,712
7.375%, 1/15/2025		1,995,000	2,110,550
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		1,190,000	1,207,850
144A, 5.25%, 6/1/2027		1,075,000	1,093,812
Novelis Corp.:
144A, 4.75%, 1/30/2030		2,010,000	2,018,844
144A, 5.875%, 9/30/2026		785,000	832,100
OCI NV:
144A, 3.125%, 11/1/2024	EUR	770,000	868,998
144A, 5.25%, 11/1/2024		685,000	705,550
Olin Corp., 5.625%, 8/1/2029		2,606,000	2,749,330
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	548,980
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		8,870,000	9,051,924
144A, 7.0%, 7/15/2024		1,925,000	1,987,562
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,115,704
144A, 4.875%, 9/15/2025		1,000,000	1,032,500
Starfruit Finco BV, 144A, 8.0%, 10/1/2026		1,000,000	1,037,500
Trivium Packaging Finance BV:
144A, 5.5%, 8/15/2026		225,000	237,094
144A, 8.5%, 8/15/2027		225,000	247,500
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		2,672,000	2,638,600
Tronox, Inc., 144A, 6.5%, 4/15/2026		1,765,000	1,756,175
United States Steel Corp., 6.25%, 3/15/2026		1,138,000	960,904
			72,253,941
Real Estate 1.7%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		1,095,000	1,117,010
144A, (REIT), 5.25%, 3/15/2028		410,000	428,450
(REIT), 5.75%, 8/15/2024		1,785,000	1,801,065
MGM Growth Properties Operating Partnership LP, (REIT), 5.75%, 2/1/2027		2,165,000	2,408,563
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		1,195,000	1,248,775
Ryman Hospitality Properties, Inc., 144A, (REIT), 4.75%, 10/15/2027		45,000	46,800
SBA Communications Corp., 144A (REIT), 3.875%, 2/15/2027 (d)		875,000	887,031
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025 (d)		110,000	111,676
144A, (REIT), 3.75%, 2/15/2027 (d)		290,000	291,450
144A, (REIT), 4.125%, 8/15/2030 (d)		220,000	222,816
144A (REIT), 4.625%, 12/1/2029		144,000	150,480
			8,714,116
Utilities 4.5%
AES Corp., 4.875%, 5/15/2023		706,000	714,825
AmeriGas Partners LP:
5.5%, 5/20/2025		1,525,000	1,631,750
5.75%, 5/20/2027		675,000	737,438
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,445,000	1,437,775
144A, 5.125%, 3/15/2028		1,520,000	1,509,550
144A, 5.25%, 6/1/2026		2,310,000	2,385,306
5.75%, 1/15/2025		1,115,000	1,146,242
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,550,000	1,594,718
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		1,780,000	1,856,042
NRG Energy, Inc.:
144A, 5.25%, 6/15/2029		1,342,000	1,446,206
5.75%, 1/15/2028		1,545,000	1,662,883
7.25%, 5/15/2026		435,000	470,896
Talen Energy Supply LLC, 144A, 7.25%, 5/15/2027		1,740,000	1,783,500
Vistra Energy Corp., 5.875%, 6/1/2023		570,000	579,986
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027		2,090,000	2,152,700
144A, 5.5%, 9/1/2026		1,240,000	1,289,600
144A, 5.625%, 2/15/2027		1,375,000	1,430,000
			23,829,417
Total Corporate Bonds (Cost $501,535,393)			514,153,445
Loan Participations and Assignments 0.4%
Senior Loans **
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 5.938%, 4/29/2024		1,645,780	1,591,996
Flex Acquisition Company, Inc., First Lien Term Loan, USD_LIBOR + 3.0%, 12/29/2023 (e)		810,000	801,564
Total Loan Participations and Assignments (Cost $2,331,103)			2,393,560
Convertible Bonds 0.0%
Communication Services
DISH Network Corp., 2.375%, 3/15/2024 (Cost $237,375)		225,000	206,581
		Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)		388	1,649
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $239,283)		1,219	32,462
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (g) (h) (Cost $10,881,463)		10,881,463	10,881,463
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 1.59% (g) (Cost $13,260,551)		13,260,551	13,260,551
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $528,485,168)		102.2	540,929,711
Other Assets and Liabilities, Net		(2.2)	(11,750,336)
Net Assets		100.0	529,179,375

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (g) (h)
5,710,898	5,170,565(i)	—	—	—	4,335	—	10,881,463	10,881,463
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 1.59% (g)
21,975,449	69,523,670	78,238,568	—	—	61,928	—	13,260,551	13,260,551
27,686,347	74,694,235	78,238,568	—	—	66,263	—	24,142,014	24,142,014

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2020 amounted to $10,465,540, which is 2.0% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Represents unsettled loan commitment at January 31, 2020 where the rate will be determined at time of settlement.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of January 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	39,939,748	USD	44,001,820	2/28/2020	(366,803)	State Street Bank & Trust Co.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$514,153,445	$—	$514,153,445
Loan Participations and Assignments	—	2,393,560	—	2,393,560
Convertible Bonds	—	206,581	—	206,581
Common Stocks	1,649	—	—	1,649
Warrants	—	—	32,462	32,462
Short-Term Investments (j)	24,142,014	—	—	24,142,014
Total	$24,143,663	$516,753,586	$32,462	$540,929,711
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Forward Foreign Currency Contracts	$—	$(366,803)	$—	$(366,803)
Total	$—	$(366,803)	$—	$(366,803)

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (366,803)